Benefit Plans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Agreement age	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2016
Multiemployer Plans [Line Items]
401(k) Plan service requirement, more than one year	90 days
401(k) Plan minimum age requirement | age	21
Matching contributions to 401(k) Plan	$ 3,200,000	$ 2,800,000	$ 2,800,000
Percent of workforce subject to a collective bargaining agreement	13.00%			13.00%
Number of collective bargaining agreements expiring within one year | Agreement	2
Total annual contributions made	$ 4.7
Multiemployer Plan, Individually Insignificant Multiemployer Plans
Multiemployer Plans [Line Items]
Total annual contributions made	$ 0.2